7. Intangible Assets, Net (Sept 2019 Note) (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 16,521	$ 0